Employee stock incentive plans (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of weighted average inputs of fair value of options granted [Text Block]
The weighted average inputs used in computing the fair value of options granted were as follows:

	Grants made on
	January 26, 2020		October 31, 2019		May 16, 2019		May 16, 2019
Expected volatility		27.00%		27.10%		28.25%		29.29%
Exercise price	Rs.	3,031.00	Rs.	5.00	Rs.	2,814.00	Rs.	5.00
Option life		5.00 Years		2.5 Years		5.0 Years		2.5 Years
Risk-free interest rate		6.61%		5.72%		7.14%		6.76%
Expected dividends		0.66%		0.72%		0.71%		0.71%
Grant date share price	Rs.	3,031.00	Rs.	2,783.20	Rs.	2,801.00	Rs.	2,801.00

	Grants made on
	January 31, 2019		September 21, 2018		July 26, 2018		May 21, 2018
Expected volatility		32.92%		33.98%		34.89%		32.97%
Exercise price	Rs.	5.00	Rs.	5.00 / Rs.2,607.00	Rs.	5.00	Rs.	5.00 / Rs.1,982.00
Option life		2.5 Years		2.5 Years		2.5 Years		2.5 Years
Risk-free interest rate		7.00%		7.90%		7.47%		7.46%
Expected dividends		0.74%		0.78%		0.94%		1.06%
Grant date share price	Rs.	2,720.80	Rs.	2,556.25	Rs.	2,132.75	Rs.	1,893.05

Disclosure of detailed information about share based payment expense [Text Block]
Share-based payment expense

	For the Year Ended March 31,
	2020		2019		2018
Equity settled share-based payment expense (1)	Rs.	521	Rs.	389	Rs.	454
Cash settled share-based payment expense (2)		94		85		28
	Rs.	615	Rs.	474	Rs.	482

(1)	As of March 31, 2020 and 2019, there was Rs.515 and Rs.519, respectively, of total unrecognized compensation cost related to unvested stock options. This cost is expected to be recognized over a weighted-average period of 1.93 years and 2.09 years, respectively.

(2)	Certain of the Company’s employees are eligible for share-based payment awards that are settled in cash. These awards entitle the employees to a cash payment, on the exercise date, subject to vesting upon satisfaction of certain service conditions which range from 1 to 4 years. The amount of cash payment is determined based on the price of the Company’s ADSs at the time of vesting. As of March 31, 2020, there was Rs.97 of total unrecognized compensation cost related to unvested awards. This cost is expected to be recognized over a weighted-average period of 1.93 years. This scheme does not involve dealing in or subscribing to or purchasing securities of the Company, directly or indirectly.

Disclosure And Details About 2018 Plan Table Text Block
Particulars	Number of securities to be acquired from secondary market	Number of securities to be issued by the Company	Total
Options reserved against equity shares	2,500,000	1,500,000	4,000,000
Options reserved against ADRs	-	1,000,000	1,000,000
Total	2,500,000	2,500,000	5,000,000

DRL 2018 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure Of Number Of Share Options, Weighted Average Exercise Price, Range Of Exercise Prices And Weighted Average Remaining Contractual Life [Text Block]
Stock option activity under the DRL 2018 Plan during the years ended March 31, 2020 and 2019 was as follows:

	For the Year Ended March 31, 2020
Fair Market Value Options	Shares arising out of options	Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	229,600	Rs.	2,607.00	Rs.	2,607.00	84
Granted during the year	169,900		2,814.00/ 3,031.00		2,817.07	90
Expired/forfeited during the year	(22,575)		2,607.00/ 2,814.00/ 3,031.00		2,687.84	-
Exercised during the year	(1,150)		2,607.00		2,607.00	-
Outstanding at the end of the year	375,775	Rs.	2,607.00/ Rs.2814.00	Rs.	2,697.12	75
Exercisable at the end of the year	53,100	Rs.	2,607.00	Rs.	2,607.00	53

	For the Year Ended March 31, 2019
Fair Market Value Options	Shares arising out of options	Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	-	Rs.	-	Rs.	-	-
Granted during the year	235,700		2,607.00		2,607.00	90
Expired/forfeited during the year	(6,100)		2,607.00		2,607.00	-
Exercised during the year	-		-		-	-
Outstanding at the end of the year	229,600	Rs.	2,607.00	Rs.	2,607.00	84
Exercisable at the end of the year	-		-		-	-

DRL 2002 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of Number of Options Reserved [Text Block]
After the stock split effected in the form of a stock dividend issued by the Company in August 2006, the DRL 2002 Plan provides for stock option grants in the above two categories as follows:

Particulars	Number of options reserved under category A	Number of options reserved under category B	Total
Options reserved under original Plan	300,000	1,995,478	2,295,478
Options exercised prior to stock dividend date (A)	94,061	147,793	241,854
Balance of shares that can be allotted on exercise of options (B)	205,939	1,847,685	2,053,624
Options arising from stock dividend (C)	205,939	1,847,685	2,053,624
Options reserved after stock dividend (A+B+C)	505,939	3,843,163	4,349,102

Disclosure Of Number Of Share Options, Weighted Average Exercise Price, Range Of Exercise Prices And Weighted Average Remaining Contractual Life [Text Block]
Category A — Fair Market Value Options:
There was no stock activity under this category during the years ended March 31, 2020 and 2019, and there were no stock options outstanding under this category as of March 31, 2020 and 2019.

Category B — Par Value Options:
Stock options activity under this category during the years ended March 31, 2020 and 2019 was as set forth in the below table.

	For the Year Ended March 31, 2020
Category B — Par Value Options	Shares arising out of options	Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	270,141	Rs.	5.00	Rs.	5.00	73
Granted during the year	49,796		5.00		5.00	90
Expired/forfeited during the year	(14,934)		5.00		5.00	-
Exercised during the year	(72,166)		5.00		5.00	-
Outstanding at the end of the year	232,837	Rs.	5.00	Rs.	5.00	69
Exercisable at the end of the year	40,548	Rs.	5.00	Rs.	5.00	43

	For the Year Ended March 31, 2019
Category B — Par Value Options	Shares arising out of options	Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	320,544	Rs.	5.00	Rs.	5.00	70
Granted during the year	122,372		5.00		5.00	90
Expired/forfeited during the year	(50,651)		5.00		5.00	-
Exercised during the year	(122,124)		5.00		5.00	-
Outstanding at the end of the year	270,141	Rs.	5.00	Rs.	5.00	73
Exercisable at the end of the year	32,836	Rs.	5.00	Rs.	5.00	42

DRL 2007 Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure Of Number Of Share Options, Weighted Average Exercise Price, Range Of Exercise Prices And Weighted Average Remaining Contractual Life [Text Block]
	For the Year Ended March 31, 2020
Category B — Par Value Options	Shares arising out of options	Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	115,155	Rs.	5.00	Rs.	5.00	73
Granted during the year	89,282		5.00		5.00	90
Expired/forfeited during the year	(18,886)		5.00		5.00	-
Exercised during the year	(33,968)		5.00		5.00	-
Outstanding at the end of the year	151,583	Rs.	5.00	Rs.	5.00	73
Exercisable at the end of the year	14,166	Rs.	5.00	Rs.	5.00	44

	For the Year Ended March 31, 2019
Category B — Par Value Options	Shares arising out of options	Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	107,308	Rs.	5.00	Rs.	5.00	73
Granted during the year	70,730		5.00		5.00	90
Expired/forfeited during the year	(29,966)		5.00		5.00	-
Exercised during the year	(32,917)		5.00		5.00	-
Outstanding at the end of the year	115,155	Rs.	5.00	Rs.	5.00	73
Exercisable at the end of the year	9,229	Rs.	5.00	Rs.	5.00	43

DRL 2007 Plans [Member] | Category A [Member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure Of Number Of Share Options, Weighted Average Exercise Price, Range Of Exercise Prices And Weighted Average Remaining Contractual Life [Text Block]
Stock options activity under the DRL 2007 Plan for the above two categories of options during the years ended March 31, 2020 and 2019 was as follows:

	For the Year Ended March 31, 2020
Category A — Fair Market Value Options	Shares arising out of options	Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	146,060	Rs.	1,982.00/ 2,607.00	Rs.	2,166.00	81
Granted during the year	61,700		2,814.00		2,814.00	90
Expired/forfeited during the year	(5,000)		2,607.00		2,607.00	-
Exercised during the year	-		-		-	-
Outstanding at the end of the year	202,760	Rs.	1,982.00/ 2,607.00/2,814.00	Rs.	2,353.62	72
Exercisable at the end of the year	35,265	Rs.	1,982.00/ 2,607.00	Rs.	2,150.81	51

	For the Year Ended March 31, 2019
Category A — Fair Market Value Options	Shares arising out of options	Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	-	Rs.	-	Rs.	-	-
Granted during the year	149,160		1,982.00/ 2,607.00		2,176.00	90
Expired/forfeited during the year	(3,100)		2,607.00		2,607.00	-
Exercised during the year	-		-		-	-
Outstanding at the end of the year	146,060	Rs.	1,982.00/ 2,607.00	Rs.	2,166.00	81
Exercisable at the end of the year	-		-		-	-